Financial Assets and Financial Liabilities - Additional Information (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022	Jan. 31, 2022	Dec. 31, 2022
June 2020 Private Placement | Convertible Note
Disclosure of financial liabilities [line items]
Maturity period			4 years
Investment in convertible note			€ 100.0
Convertible note coupon rate			4.50%
Conversion premium of convertible note			20.00%
Effective interest rate			9.00%
Crescendo Biologics Ltd
Disclosure of financial liabilities [line items]
Percentage of shares acquired in equity instruments		13.00%
Ryvu Therapeutics S.A.
Disclosure of financial liabilities [line items]
Percentage of shares acquired in equity instruments	8.30%
Percentage of voting rights in equity instruments	7.10%